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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:__________

   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Harry S. Gruner
Address:  c/o JMI Management, Inc.
          100 International Drive
          Suite 19100
          Baltimore, Maryland 21202

Form 13F File Number: 28-15397

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Harry S. Gruner
Title:  Co-Trustee
Phone:  410-951-0200

Signature, Place, and Date of Signing:

/s/ Harry S. Gruner  Baltimore, Maryland  April 29, 2013
--------------------

Report Type (Check only one.)

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[_]13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of other managers reporting for this manager:

Form 13F File Number  Name
28-15399              Paul V. Barber

28-15392              Charles E. Noell III

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $610,653 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.. Form 13F File Number                Name
1    28-15399                            Paul V. Barber

2    28-15392                            Charles E. Noell III

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
  COLUMN 1         COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
                                                   ------------------                     ------------------------
                                                    Shares/  Sh/ Put/ Investment  Other           Voting Authority
                                           Value
Name of Issuer  Title of class   CUSIP    (x$1000)  Prn Amt  Prn Call Discretion Managers  Sole    Shared    None
--------------  --------------  --------- -------- --------- --- ---- ---------- -------- ------- ---------  ----
 SERVICENOW     COM             81762P102 341,961  9,446,463 SH        Defined     1,2            9,446,463
 SERVICENOW     COM             81762P102  85,490  2,361,616 SH        Defined     1,2            2,361,616
 SERVICENOW     COM             81762P102  19,806    547,129 SH        Defined     1,2              547,129
 SERVICENOW     COM             81762P102   4,951    136,783 SH        Defined     1,2              136,783
 SERVICENOW     COM             81762P102  90,636  2,503,758 SH        Defined     1,2            2,503,758
 SERVICENOW     COM             81762P102  22,659    625,940 SH        Defined     1,2              625,940
 SERVICENOW     COM             81762P102   7,177    198,271 SH        Defined     1,2              198,271
 SERVICENOW     COM             81762P102   1,794     49,568 SH        Defined     1,2               49,568
 SERVICENOW     COM             81762P102  28,941    799,486 SH        Sole               799,486
 SERVICENOW     COM             81762P102   7,235    199,872 SH        Defined     1,2              199,872